COMMITMENTS, GUARANTEES AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, GUARANTEES AND CONTINGENCIES
9. COMMITMENTS, GUARANTEES AND CONTINGENCIES
The disclosures in this note apply to both Registrants, unless indicated otherwise.
FIRSTENERGY - GUARANTEES AND OTHER ASSURANCES
FirstEnergy has various financial and performance guarantees and indemnifications, which are issued in the normal course of business. These contracts include performance guarantees, stand-by
LOCs, debt guarantees, surety bonds and indemnifications. FirstEnergy enters into these arrangements to facilitate commercial transactions with third parties by enhancing the value of the transaction to the third party. The maximum potential amount of future payments FE and its subsidiaries could be required to make under these guarantees as of March 31, 2026, was approximately $1.1 billion, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
FE’s Guarantees on Behalf of its Consolidated Subsidiaries
Deferred compensation arrangements	$399
Vehicle leases	75
Transfer of McElroy’s Run CCR impoundment facility	129
Other	15

618

FE’s Guarantees on Other Assurances
Surety bonds	162
Deferred compensation arrangements	91
LOCs	238

491

Total Guarantees and Other Assurances	$1,109

In 2025, FET, DominionHV and Transource issued an equity support agreement to enable Valley Link to enter into a credit facility with a third party. The equity support agreement expires once all Valley Link credit agreement obligations are satisfied or when FET has fulfilled its support obligations under the equity support agreement. As of March 31, 2026, the maximum exposure of FET’s support obligations relating to the Valley Link credit facility was $102 million.
JCP&L - GUARANTEES AND OTHER ASSURANCES
JCP&L has various financial and performance guarantees and indemnifications which are issued in the normal course of business. These contracts include stand-by
LOCs and surety bonds. JCP&L enters into these arrangements to facilitate commercial transactions with third parties by enhancing the value of the transaction to the third party. The maximum potential amount of future payments JCP&L could be required to make under these guarantees as of March 31, 2026, was $48 million as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
Surety bonds	$20
LOCs	28

Total Guarantees and Other Assurances	$48

FIRSTENERGY - COLLATERAL AND CONTINGENT-RELATED FEATURES
In the normal course of business, FE and its subsidiaries may enter into physical or financially settled contracts for the sale and purchase of electric capacity, energy, fuel and emission allowances. Certain agreements contain provisions that require FE or its subsidiaries to post collateral. This collateral may be posted in the form of cash or credit support with thresholds contingent upon FE’s or its subsidiaries’ credit rating from each of the major credit rating agencies. The collateral and credit support requirements vary by contract and by counterparty.
As of March 31, 2026, $238 million of collateral, in the form of LOCs, has been posted by FE or its subsidiaries. FE or its subsidiaries are holding $47 million of net cash collateral as of March 31, 2026, from certain generation suppliers, and such amount is included in “Other current liabilities” on FirstEnergy’s Consolidated Balance Sheets.
These credit-risk-related contingent features stipulate that if the subsidiary were to be downgraded or lose its investment grade credit rating (based on its senior unsecured debt rating), it would be required to provide additional collateral. The following table discloses the potential additional credit rating contingent contractual collateral obligations as of March 31, 2026:

Potential Collateral Obligations	Electric Companies and Transmission Companies	FE	Total
	(In millions)
Contractual obligations for additional collateral
Upon downgrade	$52	$1	$53
Surety bonds (collateralized amount) (1)	114	153	267

Total Exposure from Contractual Obligations	$166	$154	$320

(1)
Surety bonds are not tied to a credit rating. Surety bonds’ impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $22 million of surety bond obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.

JCP&L - COLLATERAL AND CONTINGENT-RELATED FEATURES
In the normal course of business, JCP&L may enter into physical or financially settled contracts for the sale and purchase of electric capacity and energy. Certain agreements contain provisions that require JCP&L to post collateral. This collateral may be posted in the form of cash or credit support with thresholds contingent upon JCP&L’s credit rating from each of the major credit rating agencies. The collateral and credit support requirements vary by contract and by counterparty.
JCP&L has posted $28 million of collateral in the form of LOCs as of March 31, 2026. JCP&L is holding $6 million of net cash collateral as of March 31, 2026, from certain generation suppliers, and such amount is included in “Other current liabilities” on JCP&L’s Balance Sheets.
These credit-risk-related contingent features stipulate that if JCP&L were to be downgraded or lose its investment grade credit rating (based on its senior unsecured debt rating), it would be required to provide additional collateral. The following table discloses the potential additional credit rating contingent contractual collateral obligations as of March 31, 2026:

Potential Collateral Obligations	JCP&L
(In millions)
Contractual obligations for additional collateral
Upon downgrade	$52
Surety bonds (collateralized amount) (1)	20

Total Exposure from Contractual Obligations	$72

(1)
Surety bonds are not tied to a credit rating, and their impact assumes maximum contractual obligations, which is 100% of the face amount of the surety bond, and typical obligations require 30 days to cure.

ENVIRONMENTAL MATTERS
Various federal, state and local authorities regulate the Registrants regarding air and water quality, hazardous and solid waste management and disposal, and other environmental matters. While the Registrants’ environmental policies and procedures are designed to achieve compliance with applicable environmental laws and regulations, such laws and regulations are subject to periodic review and potential revision by the implementing agencies. The Registrants cannot predict changes in regulations, regulatory guidance, legal interpretations, policy positions and implementation actions that may evolve.
On March 12, 2025, the EPA announced its intent to reevaluate or reconsider numerous environmental regulations, many of which apply to the Registrants. The final outcome of this initiative remains unknown, but regular required rulemaking processes and procedures still apply, and litigation also anticipated has occurred. The disclosures herein do not attempt to discern potential impacts of these deregulatory actions until and unless formal rulemaking or other regulatory actions are announced and the potential impacts to operations can be discerned.
The disclosures below apply to FirstEnergy and the disclosures under “Regulation of Waste Disposal,” are also applicable to JCP&L.
Clean Air Act
FirstEnergy complies with SO
2
and NOx emission reduction requirements under the CAA and SIP by burning lower-sulfur fuel, utilizing combustion controls and post-combustion controls and/or using emission allowances.
CSAPR requires reductions of NOx and SO
2
emissions in two phases (2015 and 2017), ultimately capping SO
2
emissions in affected states to 2.4 million tons annually and NOx emissions to 1.2 million tons annually. CSAPR allows trading of NOx and SO
2
emission allowances between electric generation facilities located in the same state and interstate trading of NOx and SO
2
emission allowances with some restrictions. On July 28, 2015, the D.C. Circuit ordered the EPA to reconsider the CSAPR caps on NOx and SO
2
emissions from electric generation facilities in 13 states, including West Virginia. This followed the 2014 Supreme Court of the U.S. ruling generally upholding the EPA’s regulatory approach under CSAPR but questioning whether the EPA required upwind states to reduce emissions by more than their contribution to air pollution in downwind states. The EPA issued a CSAPR Update on September 7, 2016, reducing summertime NOx emissions from electric generation facilities in 22 states in the eastern U.S., including West Virginia, beginning in 2017. Various states and other stakeholders appealed the CSAPR Update to the D.C. Circuit in November and December 2016. On September 13, 2019, the D.C. Circuit remanded the CSAPR Update to the EPA citing that the rule did not eliminate upwind states’ significant contributions to downwind states’ air quality attainment requirements within applicable attainment deadlines.
Also in March 2018, the State of New York filed a CAA Section 126 petition with the EPA alleging that NOx emissions from nine states (including West Virginia) significantly contribute to New York’s inability to attain the ozone National Ambient Air Quality Standards. The petition sought suitable emission rate limits for large stationary sources that are allegedly affecting New York’s air quality within the three years allowed by CAA Section 126. On September 20, 2019, the EPA denied New York’s CAA Section 126 petition. On October 29, 2019, the State of New York appealed the denial of its petition to the D.C. Circuit. On July 14, 2020, the D.C. Circuit reversed and remanded the New York petition to the EPA for further consideration. On March 15, 2021, the EPA issued a revised CSAPR Update that addressed, among other things, the remands of the prior CSAPR Update and the New York Section 126 petition. In December 2021, MP purchased NOx emissions allowances to comply with 2021 ozone season requirements. On April 6, 2022, the EPA published proposed rules seeking to impose further significant reductions in EGU NOx emissions in 25 upwind states, including West Virginia, with the stated purpose of allowing downwind states to attain or maintain compliance with the 2015 ozone National Ambient Air Quality Standards. On February 13, 2023, the EPA disapproved 21 SIPs, which was a prerequisite for the EPA to issue a final Good Neighbor Plan or FIP. On June 5, 2023, the EPA issued the final Good Neighbor Plan with an effective date 60 days thereafter. Certain states, including West Virginia, have appealed the disapprovals of their respective SIPs, and some of those states have obtained stays of those disapprovals precluding the Good Neighbor Plan from taking effect in those states. On August 10, 2023, the 4th Circuit granted West Virginia an interim stay of the disapproval of its SIP and on January 10, 2024, after a hearing held on October 27, 2023, granted a full stay which precludes the Good Neighbor Plan from going into effect in West Virginia. In addition to West Virginia, certain other states, and certain trade organizations, including the Midwest Ozone Group of which FE is a member, separately filed petitions for review and motions to stay the Good Neighbor Plan itself at the D.C. Circuit. On September 25, 2023, the D.C. Circuit denied the motions to stay the Good Neighbor Plan. On October 13, 2023, the aggrieved parties filed an Emergency Application for an Immediate Stay of the Good Neighbor Plan with the Supreme Court of the U.S. Oral argument was heard on February 21, 2024. On June 27, 2024, the Supreme Court of the U.S. granted a stay of the Good Neighbor Plan pending disposition of the petition for review in the D.C. Circuit. On February 6, 2025, the EPA filed a motion at the D.C. Circuit to hold the proceedings in abeyance for 60 days to allow the EPA time to familiarize itself with the Good Neighbor Plan and in particular, time to brief the new administration about these consolidated petitions and the underlying Rule to allow them to decide what action, if any, is necessary. On March 10, 2025, the EPA filed a motion for remand with the D.C. Circuit identifying issues with the Good Neighbor Plan that make reconsideration appropriate. The D.C. Circuit granted the motion for remand and cancelled oral argument. Consistent with its March 12, 2025 announcement, the EPA intends to undertake reconsideration of the rule and complete any new rulemaking by the fourth quarter of 2026. On January 27, 2026, the EPA proposed phase 1 of its reconsideration of the rule applicable to eight states outside of FirstEnergy’s service area. FirstEnergy will continue to monitor any further actions by the EPA for any potential impact to its business and results of operations.
Climate Change
In recent years, certain regulators in the U.S. have focused efforts on increasing disclosures by companies related to climate change and mitigation efforts. At the federal level, presidential administrations have held differing views on prioritizing actions to address GHG emissions and, by extension, climate change. Those differing views have led to policy changes, creating uncertainty about environmental requirements and associated impacts.
In December 2009, the EPA released its final “Endangerment and Cause or Contribute Findings for GHGs under the Clean Air Act,” known as the 2009 Endangerment Finding, concluding that concentrations of several key GHGs constitute an “endangerment” and may be regulated as “air pollutants” under the CAA and mandated measurement and reporting of GHG emissions from certain sources, including electric generation facilities. The 2009 Endangerment Finding is the basis of the EPA’s authority to regulate GHG emissions under the CAA.
In January 2025, Executive Order 14514 was issued and, among other deregulatory actions, directed the EPA Administrator to make recommendations on the “legality and continuing applicability” of the EPA’s 2009 Endangerment Finding, which forms the basis for the EPA’s GHG regulations. On March 12, 2025, the EPA announced a series of planned deregulatory actions that it would be taking related to such executive order, including reconsideration of the regulations to limit power plant GHG emissions. On July 29, 2025, the EPA announced a proposal to rescind its 2009 Endangerment Finding. On February 12, 2026, the EPA issued a final rule rescinding its 2009 Endangerment Finding, thereby eliminating the basis for much of the EPA’s regulation of GHG emissions. However, depending on the outcome of any appeals and any future EPA actions, compliance with the GHG emissions limits could require additional capital expenditures or changes in operation at the Fort Martin and Harrison power stations.
On May 23, 2023, the EPA published a proposed rule pursuant to CAA Section 111 (b) and (d) in line with the decision in West Virginia v. Environmental Protection Agency intended to reduce power sector GHG emissions (primarily CO
2
emissions) from fossil fuel based EGUs. On April 25, 2024, the EPA issued a final rule, which we refer to as the GHG rule, that imposed stringent GHG emissions limitations on power plants based on fuel type and unit retirement date. In May 2024, a group of 25 states, including West Virginia, filed a challenge to the rule in the D.C. Circuit. Also in May 2024, other utility groups, including the Midwest Ozone Group and Electric Generators for a Sensible Transition, both of which MP is a member, filed petitions for review of the GHG rule as well as motions to stay the rule in the D.C. Circuit. The D.C. Circuit subsequently granted a motion from the EPA placing the litigation in abeyance until further order of the Court. On June 17, 2025, the EPA published a proposed rule to repeal the GHG rule. This proposal to repeal the GHG remains under active consideration by the EPA. If and when finalized, the EPA’s repeal of the GHG rule is expected to be challenged in federal court. Although FirstEnergy continues to evaluate the impact of federal GHG regulations on its operations, it cannot predict the outcome of any regulatory actions or the result of potential litigation challenging any of these actions.
At the state level, there are several initiatives to reduce GHG emissions. Certain northeastern states are participating in the Regional Greenhouse Gas Initiative and western states, including California, have implemented programs to control emissions of certain GHGs and enhance public disclosures relating to the same. Additional policies reducing GHG emissions, such as demand reduction programs, renewable portfolio standards and renewable subsidies have been implemented across the nation.
FirstEnergy has pledged to achieve carbon neutrality by 2050 with respect to GHGs within FirstEnergy’s direct operational control (known as Scope 1 emissions). FirstEnergy’s ability to achieve its GHG reduction goal is subject to its ability to make operational changes and is conditioned upon numerous risks, many of which are outside of its control. With respect to FirstEnergy’s coal-fired facilities in West Virginia, which serve as the primary source of its Scope 1 emissions, it has identified that the end of the useful life date is 2035 for Fort Martin and 2040 for Harrison. MP filed its
10-year
integrated resource plan with the WVPSC on October 1, 2025, which highlighted, among other things, the need for new dispatchable generation in West Virginia. Determination of the useful life of the regulated coal-fired generation could result in changes in depreciation, and/or continued collection of net plant in rates after retirement, securitization, sale, impairment, or regulatory disallowances. If FirstEnergy is unable to recover these costs, it could have a material adverse effect on FirstEnergy’s financial condition, results of operations, and cash flow. FirstEnergy cannot currently estimate the financial impact of climate change policies, although potential legislative or regulatory programs restricting CO
2

emissions, or litigation alleging damages from GHG emissions, could require material capital and other expenditures or result in changes to its operations.
FirstEnergy continues to monitor climate change policies at both the federal and state level. Based on the EPA’s final rule rescinding the 2009 Endangerment Filing and other anticipated rulemaking, we may experience a reduction in GHG reporting and other regulatory obligations at the federal level over the near term. Multiple lawsuits opposing the EPA’s rescission were filed after it was finalized and the legal conflict is expected to be extensive. In light of the pending legal challenges, FirstEnergy is unable to predict the impact on its business and operations.
Clean Water Act
Various water quality regulations, the majority of which are the result of the federal Clean Water Act and its amendments, apply to FirstEnergy’s facilities. In addition, the states in which FirstEnergy operates have water quality standards applicable to FirstEnergy’s operations.
On September 30, 2015, the EPA finalized new, more stringent effluent limits for the Steam Electric Power Generating category (40 CFR Part 423) for arsenic, mercury, selenium and nitrogen for wastewater from wet scrubber systems and zero discharge of pollutants in ash transport water. The treatment obligations were to phase-in
as permits were renewed on a five-year cycle from 2018 to 2023. However, on April 13, 2017, the EPA granted a Petition for Reconsideration and on September 18, 2017, the EPA postponed certain compliance deadlines for two years. On August 31, 2020, the EPA issued a final rule revising the effluent limits for discharges from wet scrubber systems, retaining the zero-discharge
standard for ash transport water, (with some limited discharge allowances), and extending the deadline for compliance to December 31, 2025, for both. In addition, the EPA allows for less stringent limits for sub-categories
of generating units based on capacity utilization, flow volume from the scrubber system, and unit retirement date. On March 29, 2023, the EPA published proposed revised ELGs applicable to coal-fired electric generation facilities that include more stringent effluent limitations for wet scrubber systems and ash transport water, and new limits on landfill leachate. The rule was issued as final by the EPA on April 25, 2024. On May 30, 2024, the Utility Water Act Group, of which FirstEnergy is a member, filed a Petition for Review of the 2024 ELG Rule with the U.S. Court of Appeals for the Fifth and Eighth Circuit Courts, and on June 18, 2024, the Utility Water Group filed a motion to stay the rule pending disposition on the merits. A number of other parties have challenged the final rule in various petitions for review across several circuits. Those petitions and motions for stay have been consolidated in the U.S. Court of Appeals for the Eighth Circuit. On October 10, 2024, the U.S. Court of Appeals for the Eighth Circuit denied the motions for stay. Depending on the outcome of appeals and the EPA’s review, compliance with the 2024 ELG rule could require additional capital expenditures or changes in operation at closed and active landfills, and at the Ft. Martin and Harrison power stations from what was approved by the WVPSC in September 2022 to comply with the 2020 ELG rule. On February 19, 2025, the U.S. Department of Justice filed a motion on behalf of the EPA in the U.S. Court of Appeals for the Eighth Circuit, seeking to hold the litigation in abeyance for a period of 60 days while the new leadership at the EPA evaluates the rule and determines how it wishes to proceed. On February 28, 2025, U.S. Court of Appeals for the Eighth Circuit granted the EPA’s motion. On March 12, 2025, the EPA announced a series of planned deregulatory actions, including reconsideration of the 2024 ELG rule. On December 31, 2025, the EPA published a final ELG Deadline Extensions Rule extending certain compliance deadlines included in the 2024 ELG Rule by five years.
Regulation of Waste Disposal
Federal and state hazardous waste regulations have been promulgated as a result of the Resource Conservation and Recovery Act, as amended, and the Toxic Substances Control Act. Certain CCRs, such as coal ash, were exempted from hazardous waste disposal requirements pending the EPA’s evaluation of the need for future regulation.

In April 2015, the EPA finalized regulations for the disposal of CCRs
(non-hazardous),
establishing national standards for landfill design, structural integrity design and assessment criteria for surface impoundments, groundwater monitoring and protection procedures and other operational and reporting procedures to assure the safe disposal of CCRs from electric generation facilities. On September 13, 2017, the EPA announced that it would reconsider certain provisions of the final regulations. On July 29, 2020, the EPA published a final rule again revising the date that certain CCR impoundments must cease accepting waste and initiate closure to April 11, 2021. The final rule allowed for an extension of the closure deadline based on meeting identified site-specific criteria. AE Supply transferred the McElroy’s Run CCR impoundment facility and adjacent dry landfill and related remediation obligations on March 4, 2025, pursuant to the environmental liability transfer agreement dated February 3, 2025 with a subsidiary of IDA Power, LLC. Pursuant to the agreement, AE Supply established a $160 million escrow account that AE Supply will fund over five years and is secured by a surety bond, which is guaranteed by FE. As of March 31, 2026, AE Supply has made cumulative cash payments of $46 million to the escrow account since the transfer in 2025.
On May 8, 2024, the EPA issued the legacy CCR rule, which finalized changes to the CCR regulations addressing inactive surface impoundments at inactive electric utilities, known as legacy CCR surface impoundments. The rule extends 2015 CCR Rule requirements for groundwater monitoring and protection, operational and reporting procedures as well as closure requirements to impoundments and landfills that were not originally included for coverage by the 2015 CCR Rule. Furthermore, the EPA’s interpretations of the EPA CCR regulations continue to evolve through enforcement and other regulatory actions. FirstEnergy is currently assessing the potential impacts of the final rule, including a review of additional sites to which the new rule might be applicable. On February 13, 2025, the U.S. Department of Justice filed a motion on behalf of the EPA in the D.C. Circuit, seeking to hold the litigation, which was filed on August 8, 2024, by the Utility Solid Waste Act Group with FE as a member, in abeyance for a period of 120 days while the new leadership at the EPA evaluates the rule and determines how it wishes to proceed, which the D.C. Circuit granted. On March 12, 2025, the EPA announced a series of planned deregulatory actions, including reconsideration of the final legacy CCR rule. FirstEnergy continues to monitor the EPA’s actions related to CCR regulations; however, the ultimate impact is unknown at this time and is subject to the outcome of the litigation and any future state regulatory actions. Depending on the outcome of appeals and the EPA’s rule, compliance with the final legacy CCR rule could require remedial actions, including removal of coal ash.
Certain of the FirstEnergy companies have been named as potentially responsible parties at waste disposal sites, which may require cleanup under the CERCLA. Allegations of disposal of hazardous substances at historical sites and the liability involved are often unsubstantiated and subject to dispute; however, federal law provides that all potentially responsible parties for a particular site may be liable on a joint and several basis. Environmental liabilities that are considered probable have been recognized on FirstEnergy’s Consolidated Balance Sheets as of March 31, 2026, based on estimates of the total costs of cleanup, FirstEnergy’s proportionate responsibility for such costs and the financial ability of other unaffiliated entities to pay. Total liabilities of approximately $95 million have been accrued through March 31, 2026, of which approximately $70 million are for environmental remediation of former MGP and gas holder facilities in New Jersey, which are being recovered by JCP&L through a non-bypassable
societal benefits charge. FE or its subsidiaries could be found potentially responsible for additional amounts or additional sites, but the loss or range of losses cannot be determined or reasonably estimated at this time.
OTHER LEGAL PROCEEDINGS
U.S. v. Larry Householder, et al.
On July 21, 2020, a complaint and supporting affidavit containing federal criminal allegations were unsealed against the now former Ohio House Speaker Larry Householder and other individuals and entities allegedly affiliated with Mr. Householder. In March 2023, a jury found Mr. Householder and his co-defendant,
Matthew Borges, guilty and in June 2023, the two were sentenced to prison for 20 and five years, respectively. Messrs.

Householder and Borges have appealed their sentences; the Sixth Circuit recently rejected their appeal upholding their convictions. Also, on July 21, 2020, and in connection with the U.S. Attorney’s Office’s investigation, FirstEnergy received subpoenas for records from the U.S. Attorney’s Office for the Southern District of Ohio. FirstEnergy was not aware of the criminal allegations, affidavit or subpoenas before July 21, 2020. On January 17, 2025, the U.S. Attorney’s Office announced that a federal grand jury charged two former FirstEnergy senior officers with one count of participating in a Racketeer Influenced and Corrupt Organizations Act conspiracy. The allegations in the indictment are largely based on the conduct described in the DPA.
On July 21, 2021, FE entered into a three-year DPA with the U.S. Attorney’s Office that, subject to court proceedings, resolves this matter as to FE. Under the DPA, FE agreed to the filing of a criminal information charging FE with one count of conspiracy to commit honest services wire fraud. The DPA required that FirstEnergy, among other obligations: (i) continue to cooperate with the U.S. Attorney’s Office in all matters relating to the conduct described in the DPA and other conduct under investigation by the U.S. government; (ii) pay a criminal monetary penalty totaling $230 million within sixty days, consisting of (x) $115 million paid by FE to the U.S. Treasury and (y) $115 million paid by FE to the ODSA to fund certain assistance programs, as determined by the ODSA, for the benefit of low-income
Ohio electric utility customers; (iii) publish a list of all payments made in 2021 to either 501(c)(4) entities or to entities known by FirstEnergy to be operating for the benefit of a public official, either directly or indirectly, and update the same on a quarterly basis during the term of the DPA; (iv) issue a public statement, as dictated in the DPA, regarding FE’s use of 501(c)(4) entities; and (v) continue to implement and review its compliance and ethics program, internal controls, policies and procedures designed, implemented and enforced to prevent and detect violations of U.S. laws throughout its operations, and to take certain related remedial measures. The $230 million payment will neither be recovered in rates or charged to FirstEnergy customers, nor will FirstEnergy seek any tax deduction related to such payment. The entire amount of the monetary penalty was recognized as an expense in the second quarter of 2021 and paid in the third quarter of 2021. As of July 22, 2024, FirstEnergy had successfully completed the obligations required within the three-year term of the DPA. Under the DPA, FirstEnergy has an obligation to continue: (i) publishing quarterly a list of all payments to 501(c)(4) entities and all payments to entities known by FirstEnergy operating for the benefit of a public official, either directly or indirectly; (ii) not making any statements that contradict the DPA; (iii) notifying the U.S. Attorney’s Office of any changes in FirstEnergy’s corporate form; and (iv) cooperating with the U.S. Attorney’s Office until the conclusion of any related investigation, criminal prosecution, and civil proceeding brought by the U.S. Attorney’s Office, including the aforementioned federal indictment against two former FirstEnergy senior officers. Within 30 days of those matters concluding, and FirstEnergy’s successful completion of its remaining obligations, the U.S. Attorney’s Office will dismiss the criminal information. On February 26, 2025, the U.S. Attorney’s Office filed a status report confirming these commitments.
Legal Proceedings Relating to U.S. v. Larry Householder, et al.
Certain FE stockholders and FirstEnergy customers also filed several lawsuits against FirstEnergy and certain current and former directors, officers and other employees, and the complaints in each of these suits is related to allegations in the complaint and supporting affidavit relating to HB 6 and the now former Ohio House Speaker Larry Householder and other individuals and entities allegedly affiliated with Mr. Householder. The plaintiffs in each of the below cases seek, among other things, to recover an unspecified amount of damages (unless otherwise noted).

•
In re FirstEnergy Corp. Securities Litigation (S.D. Ohio); on July 28, 2020, and August 21, 2020, purported stockholders of FE filed putative class action lawsuits alleging violations of the federal securities laws. Those actions have been consolidated and a lead plaintiff, the Los Angeles County Employees Retirement Association, has been appointed by the court. A consolidated complaint was filed on February 26, 2021. The consolidated complaint alleges, on behalf of a proposed class of persons who purchased FE securities between February 21, 2017 and July 21, 2020, that FE and certain current or former FE officers violated Sections 10(b) and 20(a) of the Exchange Act by issuing alleged misrepresentations or omissions concerning FE’s business and results of operations. The consolidated complaint also alleges that FE, certain current or former FE officers and directors, and a group of underwriters violated Sections 11, 12(a)(2) and 15 of the Securities Act as a result of alleged misrepresentations or omissions in connection with offerings of senior notes by FE in February and June 2020. On March 30, 2023, the court granted plaintiffs’ motion for class certification. On April 14, 2023, FE filed a petition in the Sixth Circuit seeking to appeal that order. On August 13, 2025, the Sixth Circuit vacated the S.D. Ohio’s order granting class certification. On November 6, 2025, the S.D. Ohio held oral argument to further consider class certification in light of the Sixth Circuit’s decision. FE believes that it is probable that it will incur a loss in connection with the resolution of this lawsuit. Given the ongoing nature and complexity of such litigation, FE cannot yet reasonably estimate a loss or range of loss.

•
MFS Series Trust I, et al. v. FirstEnergy Corp., et al. and Brighthouse Funds II – MFS Value Portfolio, et al. v. FirstEnergy Corp., et al. (S.D. Ohio); on December 17, 2021 and February 21, 2022, purported stockholders of FE filed complaints against FE, certain current and former officers, and certain then-current and former officers of Energy Harbor Corp. The complaints allege that the defendants violated Sections 10(b) and 20(a) of the Exchange Act by issuing alleged misrepresentations or omissions regarding FE’s business and its results of operations, and seek the same relief as the In re FirstEnergy Corp. Securities Litigation described above. FE believes that it is probable that it will incur losses in connection with the resolution of these lawsuits. Given the ongoing nature and complexity of such litigation, FE cannot yet reasonably estimate a loss or range of loss.

The outcome of any of these lawsuits is uncertain and could have a material adverse effect on FE’s or its subsidiaries’ reputation, business, financial condition, results of operations, liquidity, and cash flows.
Other Legal Matters
There are various lawsuits, claims (including claims for asbestos exposure) and proceedings related to the Registrants’ normal business operations pending against them or their subsidiaries. The loss or range of loss in these matters is not expected to be material to the Registrants. The other potentially material items not otherwise discussed above are described under Note 8., “Regulatory Matters” of the Combined Notes to Financial Statements of the Registrants.
The Registrants accrue legal liabilities only when it concludes that it is probable that it has an obligation for such costs and can reasonably estimate the amount of such costs. In cases where the Registrants determine that it is not probable, but reasonably possible that they have a material obligation, they disclose such obligations and the possible loss or range of loss if such estimate can be made. If it were ultimately determined that the Registrants have legal liability or are otherwise made subject to liability based on any of the matters referenced above, it could have a material adverse effect on the Registrants’ financial condition, results of operations, and cash flows.

14. COMMITMENTS, GUARANTEES AND CONTINGENCIES
The disclosures in this note apply to both Registrants, unless indicated otherwise.
FIRSTENERGY - GUARANTEES AND OTHER ASSURANCES
FirstEnergy has various financial and performance guarantees and indemnifications which are issued in the normal course of business. These contracts include performance guarantees, stand-by
LOCs, debt guarantees, surety bonds and indemnifications. FirstEnergy enters into these arrangements to facilitate commercial transactions with third parties by enhancing the value of the transaction to the third party. The maximum potential amount of future payments FirstEnergy and its subsidiaries could be required to make under these guarantees as of December 31, 2025, was approximately
$1.1 billion, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
FE’s Guarantees on Behalf of its Consolidated Subsidiaries
Deferred compensation arrangements	$395
Vehicle leases	75
McElroy Run transfer	129
Other	15

614

FE’s Guarantees on Other Assurances
Surety Bonds	161
Deferred compensation arrangements	93
LOCs	185

439

Total Guarantees and Other Assurances	$1,053

In 2025, FET, DominionHV and Transource issued an equity support agreement to enable Valley Link to enter into a credit facility with a third party. The equity support agreement expires once all Valley Link credit agreement obligations are satisfied or when FET has fulfilled its support obligations under the equity support agreement. As of December 31, 2025, the fair value of FET’s support obligations relating to the Valley Link credit facility was immaterial.
JCP&L - GUARANTEES AND OTHER ASSURANCES
JCP&L has various financial and performance guarantees and indemnifications which are issued in the normal course of business. These contracts include stand-by
LOCs and surety bonds. JCP&L enters into these arrangements to facilitate commercial transactions with third parties by enhancing the value of the transaction to the third party. The maximum potential amount of future payments JCP&L could be required to make under these guarantees as of December 31, 2025, was $48 million, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
Guarantees on Other Assurances
Surety Bonds	$20
LOCs	28

Total Guarantees and Other Assurances	$48

FIRSTENERGY - COLLATERAL AND CONTINGENT-RELATED FEATURES
In the normal course of business, FE and its subsidiaries may enter into physical or financially settled contracts for the sale and purchase of electric capacity, energy, fuel and emission allowances. Certain agreements contain provisions that require FE or its subsidiaries to post collateral. This collateral may be posted in the form of cash or credit support with thresholds contingent upon FE’s or its subsidiaries’ credit rating from each of the major credit rating agencies. The collateral and credit support requirements vary by contract and by counterparty.
As of December 31, 2025, $
185
 million of collateral, in the form of LOCs, has been posted by FE or its subsidiaries. FE or its subsidiaries are holding $
33
 million of net cash collateral as of December 31, 2025, from certain generation suppliers, and such amount is included in “Other current liabilities” on FirstEnergy’s Consolidated Balance Sheets.
These credit-risk-related contingent features stipulate that if the subsidiary were to be downgraded or lose its investment grade credit rating (based on its senior unsecured debt rating), it would be required to provide additional collateral.
The following table discloses the potential additional credit rating contingent contractual collateral obligations as of December 31, 2025:

Potential Collateral Obligations	Electric Companies and Transmission Companies	FE	Total
	(In millions)
Contractual Obligations for Additional Collateral
Upon Further Downgrade	$99	$1	$100
Surety Bonds (collateralized amount) (1)	113	153	266

Total Exposure from Contractual Obligations	$212	$154	$366

(1)
Surety Bonds are not tied to a credit rating. Surety Bonds’ impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $22 million of surety obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.

JCP&L - COLLATERAL AND CONTINGENT-RELATED FEATURES
In the normal course of business, JCP&L may enter into physical or financially settled contracts for the sale and purchase of electric capacity, energy, fuel and emission allowances. Certain agreements contain provisions that require JCP&L to post collateral. This collateral may be posted in the form of cash or credit support with thresholds contingent upon JCP&L’s credit rating from each of the major credit rating agencies. The collateral and credit support requirements vary by contract and by counterparty.
JCP&L has posted $28 million of collateral in the form of LOCs as of December 31, 2025. JCP&L is holding $2 million of net cash collateral as of December 31, 2025, from certain generation suppliers, and such amount is included in “Other current liabilities” on JCP&L’s Balance
Sheets.

These credit-risk-related
 contingent features stipulate that if JCP&L were to be downgraded or lose its investment grade credit rating (based on its senior unsecured debt rating), it would be required to provide additional collateral. The following table discloses the potential additional credit rating contingent contractual collateral obligations as of December 31, 2025:

Potential Collateral Obligations	JCP&L
(In millions)
Contractual Obligations for Additional Collateral
Upon Further Downgrade	$67
Surety Bonds (collateralized amount) (1)	20

Total Exposure from Contractual Obligations	$87

(1)
Surety Bonds are not tied to a credit rating. Surety Bonds’ impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $1 million of surety obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.

ENVIRONMENTAL MATTERS
Various federal, state and local authorities regulate the Registrants with regard to air and water quality, hazardous and solid waste management and disposal, and other environmental matters. While the Registrants’ environmental policies and procedures are designed to achieve compliance with applicable environmental laws and regulations, such laws and regulations are subject to periodic review and potential revision by the implementing agencies. The Registrants cannot predict the timing or ultimate outcome of any of these reviews or how any future actions taken as a result thereof may materially impact their business, results of operations, cash flows and financial condition. In general, environmental requirements applicable to the electric power sector are becoming increasingly prescriptive and stringent, and the EPA finalized a number of rules in 2024 that could impact the Registrants. However, the Trump administration has issued certain executive orders and stated its intention to rescind, revise or replace some existing environmental regulations and the ultimate impact of recently finalized rules, several of which are in litigation, and any replacement rules are uncertain.
On March 12, 2025, the EPA announced its intent to reevaluate or reconsider numerous environmental regulations
, many of which apply to the Registrants. The specific timing or outcome of this initiative remains unknown, but regular required rulemaking processes and procedures still apply, and litigation is also anticipated to occur. The disclosures herein do not attempt to discern potential impacts of these deregulatory actions until and unless formal rulemaking or other regulatory actions are announced and the potential impacts to operations can be discerned.
The disclosures below apply to FirstEnergy and the disclosures under “Regulation of Waste Disposal,” are also applicable to JCP&L.
Clean Air Act
FirstEnergy complies with SO
2
and NO
x
emission reduction requirements under the CAA and SIP by burning lower-sulfur fuel, utilizing combustion controls and post-combustion controls and/or using emission allowances.
CSAPR requires reductions of NO
x
and SO
2
emissions in two phases (2015 and 2017), ultimately capping SO
2
emissions in affected states to 2.4 million tons annually and NO
x
emissions to 1.2 million tons annually. CSAPR allows trading of NO
x
and SO
2
emission allowances between electric generation facilities located in the same state and interstate trading of NO
x
and SO
2
emission allowances with some restrictions. On July 28, 2015, the D.C. Circuit ordered the EPA to reconsider the CSAPR caps on NO
x
and SO
2
emissions from electric generation facilities in 13 states, including West Virginia. This followed the 2014 Supreme Court of the U.S. ruling generally upholding the EPA’s regulatory approach under CSAPR but questioning whether the EPA required upwind states to reduce emissions by more than their contribution to air pollution in downwind states. The EPA issued a CSAPR Update on September 7, 2016, reducing summertime NO
x
emissions from electric generation facilities in 22 states in the eastern U.S., including West Virginia, beginning in 2017. Various states and other stakeholders appealed the CSAPR Update to the D.C. Circuit in November and December 2016. On September 13, 2019, the D.C. Circuit remanded the CSAPR Update to the EPA citing that the rule did not eliminate upwind states’ significant contributions to downwind states’ air quality attainment requirements within applicable attainment deadlines.
Also in March 2018, the State of New York filed a CAA Section 126 petition with the EPA alleging that NO
x
emissions from nine states (including West Virginia) significantly contribute to New York’s inability to attain the ozone National Ambient Air Quality Standards. The petition sought suitable emission rate limits for large stationary sources that are allegedly affecting New York’s air quality within the three years allowed by CAA Section 126. On September 20, 2019, the EPA denied New York’s CAA Section 126 petition. On October 29, 2019, the State of New York appealed the denial of its petition to the D.C. Circuit. On July 14, 2020, the D.C. Circuit reversed and remanded the New York petition to the EPA for further consideration. On March 15, 2021, the EPA issued a revised CSAPR Update that addressed, among other things, the remands of the prior CSAPR Update and the New York Section 126 petition. In December 2021, MP purchased NO
x
emissions allowances to comply with 2021 ozone season requirements. On April 6, 2022, the EPA published proposed rules seeking to impose further significant reductions in EGU NO
x
emissions in 25 upwind states, including West Virginia, with the stated purpose of allowing downwind states to attain or maintain compliance with the 2015 ozone National Ambient Air Quality Standards. On February 13, 2023, the EPA disapproved 21 SIPs, which was a prerequisite for the EPA to issue a final Good Neighbor Plan or FIP. On June 5, 2023, the EPA issued the final Good Neighbor Plan with an effective date 60 days thereafter. Certain states, including West Virginia, have appealed the disapprovals of their respective SIPs, and some of those states have obtained stays of those disapprovals precluding the Good Neighbor Plan from taking effect in those states. On August 10, 2023, the 4th Circuit granted West Virginia an interim stay of the disapproval of its SIP and on January 10, 2024, after a hearing held on October 27, 2023, granted a full stay which precludes the Good Neighbor Plan from going into effect in West Virginia. In addition to West Virginia, certain other states, and certain trade organizations, including the Midwest Ozone Group of which FE is a member, separately filed petitions for review and motions to stay the Good Neighbor Plan itself at the D.C. Circuit. On September 25, 2023, the D.C. Circuit denied the motions to stay the Good Neighbor Plan. On October 13, 2023, the aggrieved parties filed an Emergency Application for an Immediate Stay of the Good Neighbor Plan with the Supreme Court of the U.S. Oral argument was heard on February 21, 2024. On June 27, 2024, the Supreme Court of the U.S. granted a stay of the Good Neighbor Plan pending disposition of the petition for review in the D.C. Circuit. On February 6, 2025, the EPA filed a motion at the D.C. Circuit to hold the proceedings in abeyance for 60 days to allow the EPA time to familiarize itself with the Good Neighbor Plan and in particular, time to brief the new administration about these consolidated petitions and the underlying Rule to allow them to decide what action, if any, is necessary. On March 10, 2025, the EPA filed a motion for remand with the D.C. Circuit identifying issues with the Good Neighbor Plan that make reconsideration appropriate. The D.C. Circuit granted the motion for remand and cancelled oral argument. Consistent with its March 12, 2025 announcement, the EPA intends to undertake reconsideration of the rule and complete any new rulemaking by the fourth quarter of 2026. On January 27, 2026, the EPA proposed phase 1 of its reconsideration of the rule applicable to eight states outside of FirstEnergy’s service area. FirstEnergy will continue to monitor any further actions by the EPA for any potential impact to its business and results of operations.
Climate Change
In recent years, certain regulators in the U.S. have focused efforts on increasing disclosures by companies related to climate change and mitigation efforts. At the federal level, presidential administrations have held differing views on prioritizing actions to address GHG emissions and, by extension, climate change. Those differing views have led to policy changes, creating uncertainty about environmental requirements and associated impacts.

In December 2009, the EPA released its final “Endangerment and Cause or Contribute Findings for GHGs under the Clean Air Act,” known as the 2009 Endangerment Finding, concluding that concentrations of several key GHGs constitute an “endangerment” and may be regulated as “air pollutants” under the CAA and mandated measurement and reporting of GHG emissions from certain sources, including electric generation facilities. The 2009 Endangerment Finding is the basis of the EPA’s authority to regulate GHG emissions under the CAA.
In January 2025, Executive Order 14514 was issued and, among other deregulatory actions, directed the EPA Administrator to make recommendations on the “legality and continuing applicability” of the EPA’s 2009 Endangerment Finding, which forms the basis for the EPA’s GHG regulations. On March 12, 2025, the EPA announced a series of planned deregulatory actions that it would be taking related to such executive order, including reconsideration of the regulations to limit power plant GHG emissions. On July 29, 2025, the EPA announced a proposal to rescind its 2009 Endangerment Finding. On February 12, 2026, the EPA issued a final rule rescinding its 2009 Endangerment Finding, thereby eliminating the basis for much of the EPA’s regulation of GHG emissions. However, depending on the outcome of any appeals and any future EPA actions, compliance with the GHG emissions limits could require additional capital expenditures or changes in operation at the Fort Martin and Harrison power stations.
On May 23, 2023, the EPA published a proposed rule pursuant to CAA Section 111 (b) and (d) in line with the decision in West Virginia v. Environmental Protection Agency intended to reduce power sector GHG emissions (primarily CO2 emissions) from fossil fuel based EGUs. On April 25, 2024, the EPA issued a final rule, which we refer to as the GHG rule, that imposed stringent GHG emissions limitations based on fuel type and unit retirement date. In May 2024, a group of 25 states, including West Virginia, filed a challenge to the rule in the D.C. Circuit. Also in May 2024, other utility groups, including the Midwest Ozone Group and Electric Generators for a Sensible Transition, both of which MP is a member, filed petitions for review of the GHG rule as well as motions to stay the rule in the D.C. Circuit. The D.C. Circuit subsequently granted a motion from the EPA placing the litigation in abeyance until further order of the Court. On June 17, 2025, the EPA published a proposed rule to repeal the GHG rule. The EPA is expected to issue a final rule repealing all or portions of the GHG rule in February 2026.
At the state level, there are several initiatives to reduce GHG emissions. Certain northeastern states are participating in the Regional Greenhouse Gas Initiative and western states, including California, have implemented programs to control emissions of certain GHGs and enhance public disclosures relating to the same. Additional policies reducing GHG emissions, such as demand reduction programs, renewable portfolio standards and renewable subsidies have been implemented across the nation.
FirstEnergy has pledged to achieve carbon neutrality by 2050 with respect to GHGs within FirstEnergy’s direct operational control (known as Scope 1 emissions). FirstEnergy’s ability to achieve its GHG reduction goal is subject to its ability to make operational changes and is conditioned upon numerous risks, many of which are outside of its control. With respect to FirstEnergy’s coal-fired facilities in West Virginia, which serve as the primary source of its Scope 1 emissions, it has identified that the end of the useful life date is 2035 for Fort Martin and 2040 for Harrison. MP filed its
10-year
integrated resource plan with the WVPSC on October 1, 2025, which highlighted, among other things, the need for new dispatchable generation in West Virginia. Determination of the useful life of the regulated coal-fired generation could result in changes in depreciation, and/or continued collection of net plant in rates after retirement, securitization, sale, impairment, or regulatory disallowances. If FirstEnergy is unable to recover these costs, it could have a material adverse effect on FirstEnergy’s financial condition, results of operations, and cash flow. FirstEnergy cannot currently estimate the financial impact of climate change policies, although potential legislative or regulatory programs restricting CO
2
emissions, or litigation alleging damages from GHG emissions, could require material capital and other expenditures or result in changes to its operations.
FirstEnergy continues to monitor climate change policies at both the federal and state level. Based on the EPA’s final rule rescinding the 2009 Endangerment Filing and other anticipated rulemaking, we may experience a reduction in GHG reporting and other regulatory obligations at the federal level over the near term. Multiple lawsuits opposing the EPA’s rescission were filed after it was finalized and the legal conflict is expected to be extensive. In light of the pending legal challenges, FirstEnergy is unable to predict the impact on its business and operations.
Clean Water Act
Various water quality regulations, the majority of which are the result of the federal Clean Water Act and its amendments, apply to FirstEnergy’s facilities. In addition, the states in which FirstEnergy operates have water quality standards applicable to FirstEnergy’s operations.
On September 30, 2015, the EPA finalized new, more stringent effluent limits for the Steam Electric Power Generating category (40 CFR Part 423) for arsenic, mercury, selenium and nitrogen for wastewater from wet scrubber systems and zero discharge of pollutants in ash transport water. The treatment obligations were to phase-in
as permits were renewed on a five-year cycle from 2018 to 2023. However, on April 13, 2017, the EPA granted a Petition for Reconsideration and on September 18, 2017, the EPA postponed certain compliance deadlines for two years. On August 31, 2020, the EPA issued a final rule revising the effluent limits for discharges from wet scrubber systems, retaining the zero-discharge
standard for ash transport water, (with some limited discharge allowances), and extending the deadline for compliance to December 31, 2025, for both. In addition, the EPA allows for less stringent limits for sub-categories
of generating units based on capacity utilization, flow volume from the scrubber system, and unit retirement date. On March 29, 2023, the EPA published proposed revised ELGs applicable to coal-fired electric generation facilities that include more stringent effluent limitations for wet scrubber systems and ash transport water, and new limits on landfill leachate. The rule was issued as final by the EPA on April 25, 2024. On May 30, 2024, the Utility Water Act Group, of which FirstEnergy is a member, filed a Petition for Review of the 2024 ELG Rule with the U.S. Court of Appeals for the Fifth and Eighth Circuit Courts, and on June 18, 2024, the Utility Water Group filed a motion to stay the rule pending disposition on the merits. A number of other parties have challenged the final rule in various petitions for review across several circuits. Those petitions and motions for stay have been consolidated in the U.S. Court of Appeals for the Eighth Circuit. On October 10, 2024, the U.S. Court of Appeals for the Eighth Circuit denied the motions for stay. Depending on the outcome of appeals and the EPA’s review, compliance with the 2024 ELG rule could require additional capital expenditures or changes in operation at closed and active landfills, and at the Ft. Martin and Harrison power stations from what was approved by the WVPSC in September 2022 to comply with the 2020 ELG rule. On February 19, 2025, the U.S. Department of Justice filed a motion on behalf of the EPA in the U.S. Court of Appeals for the Eighth Circuit, seeking to hold the litigation in abeyance for a period of 60 days while the new leadership at the EPA evaluates the rule and determines how it wishes to proceed. On February 28, 2025, U.S. Court of Appeals for the Eighth Circuit granted the EPA’s motion. On March 12, 2025, the EPA announced a series of planned deregulatory actions, including reconsideration of the 2024 ELG rule. On December 31, 2025, the EPA published a final ELG Deadline Extensions Rule extending certain compliance deadlines included in the 2024 ELG Rule by five years.
Regulation of Waste Disposal
Federal and state hazardous waste regulations have been promulgated as a result of the Resource Conservation and Recovery Act, as amended, and the Toxic Substances Control Act. Certain CCRs, such as coal ash, were exempted from hazardous waste disposal requirements pending the EPA’s evaluation of the need for future regulation.
In April 2015, the EPA finalized regulations for the disposal of CCRs
(non-hazardous),
establishing national standards for landfill design, structural integrity design and assessment criteria for surface impoundments, groundwater monitoring and protection procedures and other operational and reporting procedures to assure the safe disposal of CCRs from electric generation facilities. On September 13, 2017, the EPA announced that it would reconsider certain provisions of the final regulations. On July 29, 2020, the EPA published a final rule again revising
 the date that certain CCR impoundments must cease accepting waste and initiate closure to April 11, 2021. The final rule allowed for an extension of the closure deadline based on meeting identified site-specific criteria. On November 30, 2020, AE Supply submitted a closure deadline extension request to the EPA seeking to extend the cease accepting waste date for the McElroy’s Run CCR impoundment facility to October 2024, which request was withdrawn by AE Supply on July 9, 2024, prior to the completion of the technical review by the EPA. As of May 31, 2024, AE Supply ceased accepting waste at the McElroy’s Run CCR impoundment facility from Pleasants Power Station. During 2024, as a result of the evaluation of closure options for McElroy’s Run CCR impoundment facility and the adjacent landfill, AE Supply reviewed its ARO and future expected costs to remediate, resulting in an increase to the ARO liability of $
87
 million. AE Supply transferred the McElroy’s Run CCR impoundment facility and adjacent dry landfill and related remediation obligations on March 4, 2025, pursuant to the environmental liability transfer agreement dated February 3, 2025 with a subsidiary of IDA Power, LLC. Pursuant to the agreement, AE Supply established a $
160
 million escrow account that AE Supply will fund over five years and is secured by a surety bond, which is guaranteed by FE. In connection with the transfer, AE Supply recognized a $
130
 million liability, based on a
4.8
% weighted average discount rate over the contract term, associated with its remaining obligation to fund the escrow account over the next five years, and derecognized the ARO, resulting in an immaterial impact to earnings. During the twelve months ended December 31, 2025, AE Supply made $
46
 million of cash payments to the escrow account.
On
 May 8, 2024, the EPA issued the legacy CCR rule, which finalized changes to the CCR regulations addressing inactive surface impoundments at inactive electric utilities, known as legacy CCR surface impoundments. The rule extends 2015 CCR Rule requirements for groundwater monitoring and protection, operational and reporting procedures as well as closure requirements to impoundments and landfills that were not originally included for coverage by the 2015 CCR Rule. Furthermore, the EPA’s interpretations of the EPA CCR regulations continue to evolve through enforcement and other regulatory actions. FirstEnergy is currently assessing the potential impacts of the final rule, including a review of additional sites to which the new rule might be applicable. On February 13, 2025, the U.S. Department of Justice filed a motion on behalf of the EPA in the D.C. Circuit, seeking to hold the litigation, which was filed on August 8, 2024, by the Utility Solid Waste Act Group with FE as a member, in abeyance for a period of 120 days while the new leadership at the EPA evaluates the rule and determines how it wishes to proceed, which the D.C. Circuit granted. On March 12, 2025, the EPA announced a series of planned deregulatory actions, including reconsideration of the final legacy CCR rule. FirstEnergy continues to monitor the EPA’s actions related to CCR regulations; however, the ultimate impact is unknown at this time and is subject to the outcome of the litigation and any future state regulatory actions. Depending on the outcome of appeals and the EPA’s rule, compliance with the final legacy CCR rule could require remedial actions, including removal of coal ash. See Note 9., “Asset Retirement Obligations,” of the Combined Notes to Financial Statements of the Registrants above for a description of the
$
139
million increase to its ARO that FirstEnergy recorded during 2024 as a result of its analysis and reduced in the fourth quarter of 2025 based on the completion of engineering studies and field analysis of certain sites. JCP&L did not have any potential legacy CCR disposal sites that were applicable to the 2024 legacy CCR rules. During the fourth quarter of 2025, FirstEnergy completed engineering studies and field analysis for certain of its legacy CCR disposal sites and determined that certain of those sites did not meet criteria to be applicable to the CCR rules. As a result, during the fourth quarter of 2025, FirstEnergy recorded a $
49
 million decrease to its
ARO.
Certain of the FirstEnergy
 companies have been named as potentially responsible parties at waste disposal sites, which may require cleanup under the CERCLA. Allegations of disposal of hazardous substances at historical sites and the liability involved are often unsubstantiated and subject to dispute; however, federal law provides that all potentially responsible parties for a particular site may be liable on a joint and several basis. Environmental liabilities that are considered probable have been recognized on FirstEnergy’s Consolidated Balance Sheets as of December 31, 2025, based on estimates of the total costs of cleanup, FirstEnergy’s proportionate responsibility for such costs and the financial ability of other unaffiliated entities to pay. Total liabilities of approximately
 $97 million have been accrued through December 31, 2025, of which approximately $70 million are for environmental remediation of former MGP and gas holder facilities in New Jersey, which are being recovered by JCP&L through a non-bypassable societal benefits charge. FE or its subsidiaries could be

found potentially responsible for additional amounts or additional sites, but the loss or range of losses cannot be determined or reasonably estimated at this time.
OTHER LEGAL PROCEEDINGS
United States v. Larry Householder, et al.
On July 21, 2020, a complaint and supporting affidavit containing federal criminal al lega
tions were unsealed against the now former Ohio House Speaker Larry Householder and other individuals and entities allegedly affiliated with Mr. Householder. In March 2023, a jury found Mr. Householder and his co-defendant,
Matthew Borges, guilty and in June 2023, the two were sentenced to prison for 20 and five years, respectively. Messrs. Householder and Borges have appealed their sentences; the Sixth Circuit recently rejected their appeal upholding their convictions. Also, on July 21, 2020, and in connection with the U.S. Attorney’s Office’s investigation, FirstEnergy received subpoenas for records from the U.S. Attorney’s Office for the Southern District of Ohio. FirstEnergy was not aware of the criminal allegations, affidavit or subpoenas before July 21, 2020. On January 17, 2025, the U.S. Attorney’s Office announced that a federal grand jury charged two former FirstEnergy senior officers with one count of participating in a Racketeer Influenced and Corrupt Organizations Act conspiracy. The allegations in the indictment are largely based on the conduct described in the DPA.
On

July 21, 2021, FE entered into a three-year DPA with the U.S. Attorney’s Office that, subject to court proceedings, resolves this matter as to FE. Under the DPA, FE agreed to the filing of a criminal information charging FE with one count of conspiracy to commit honest services wire fraud. The DPA required that FirstEnergy, among other obligations: (i) continue to cooperate with the U.S. Attorney’s Office in all matters relating to the conduct described in the DPA and other conduct under investigation by the U.S. government; (ii) pay a criminal monetary penalty totaling
$
230
 million within sixty days, consisting of (x) $
115
 million paid by FE to the U.S. Treasury and (y) $
115
 million paid by FE to the ODSA to fund certain assistance programs, as determined by the ODSA, for the benefit of low-income
Ohio electric utility customers; (iii) publish a list of all payments made in 2021 to either 501(c)(4) entities or to entities known by FirstEnergy to be operating for the benefit of a public official, either directly or indirectly, and update the same on a quarterly basis during the term of the DPA; (iv) issue a public statement, as dictated in the DPA, regarding FE’s use of 501(c)(4) entities; and (v) continue to implement and review its compliance and ethics program, internal controls, policies and procedures designed, implemented and enforced to prevent and detect violations of U.S. laws throughout its operations, and to take certain related remedial measures. The $
230

million payment will neither be recovered in rates or charged to FirstEnergy customers, nor will FirstEnergy seek any tax deduction related to such payment. The entire amount of the monetary penalty was recognized as an expense in the second quarter of 2021 and paid in the third quarter of 2021. As of July 22, 2024, FirstEnergy had successfully completed the obligations required within the three-year term of the DPA. Under the DPA, FirstEnergy has an obligation to continue: (i) publishing quarterly a list of all payments to 501(c)(4) entities and all payments to entities known by FirstEnergy operating for the benefit of a public official, either directly or indirectly; (ii) not making any statements that contradict the DPA; (iii) notifying the U.S. Attorney’s Office of any changes in FirstEnergy’s corporate form; and (iv) cooperating with the U.S. Attorney’s Office until the conclusion of any related investigation, criminal prosecution, and civil proceeding brought by the U.S. Attorney’s Office, including the aforementioned federal indictment against two former FirstEnergy senior officers. Within 30 days of those matters concluding, and FirstEnergy’s successful completion of its remaining obligations, the U.S. Attorney’s Office will dismiss the criminal information. On February 26, 2025, the U.S. Attorney’s Office filed a status report confirming these commitments.
Legal Proceedings Relating to U.S. v. Larry Householder, et al.
Certain FE stockholders and FirstEnergy customers also filed several lawsuits against FirstEnergy and certain current and former directors, officers and other employees, and the complaints in each of these suits is related to allegations in the complaint and supporting affidavit relating to HB 6 and the now former Ohio House Speaker Larry Householder and other individuals and entities allegedly affiliated with Mr. Householder. The plaintiffs in each of the below cases seek, among other things, to recover an unspecified amount of damages (unless otherwise noted).

•
In re FirstEnergy Corp. Securities Litigation
(S.D. Ohio); on July 28, 2020, and August 21, 2020, purported stockholders of FE filed putative class action lawsuits alleging violations of the federal securities laws. Those actions have been consolidated and a lead plaintiff, the Los Angeles County Employees Retirement Association, has been appointed by the court. A consolidated complaint was filed on February 26, 2021. The consolidated complaint alleges, on behalf of a proposed class of persons who purchased FE securities between February 21, 2017 and July 21, 2020, that FE and certain current or former FE officers violated Sections 10(b) and 20(a) of the Exchange Act by issuing alleged misrepresentations or omissions concerning FE’s business and results of operations. The consolidated complaint also alleges that FE, certain current or former FE officers and directors, and a group of underwriters violated Sections 11, 12(a)(2) and 15 of the Securities Act as a result of alleged misrepresentations or omissions in connection with offerings of senior notes by FE in February and June 2020. On March 30, 2023, the court granted plaintiffs’ motion for class certification. On April 14, 2023, FE filed a petition in the Sixth Circuit seeking to appeal that order. On August 13, 2025, the Sixth Circuit vacated the S.D. Ohio’s order granting class certification. On November 6, 2025, the S.D. Ohio held oral argument to further consider class certification in light of the Sixth Circuit’s decision. FE believes that it is probable that it will incur a loss in connection with the resolution of this lawsuit. Given the ongoing nature and complexity of such litigation, FE cannot yet reasonably estimate a loss or range of loss.

•
MFS Series Trust I, et al. v. FirstEnergy Corp., et al. and Brighthouse Funds II – MFS Value Portfolio, et al. v. FirstEnergy Corp., et al.
(S.D. Ohio); on December 17, 2021 and February 21, 2022, purported stockholders of FE filed complaints against FE, certain current and former officers, and certain then-current and former officers of Energy Harbor Corp. The complaints allege that the defendants violated Sections 10(b) and 20(a) of the Exchange Act by issuing alleged misrepresentations or omissions regarding FE’s business and its results of operations, and seek the same relief as the In re FirstEnergy Corp. Securities Litigation described above. FE believes that it is probable that it will incur losses in connection with the resolution of these lawsuits. Given the ongoing nature and complexity of such litigation, FE cannot yet reasonably estimate a loss or range of loss.

The outcome of any of these lawsuits is uncertain and could have a material adverse effect on FE’s or its subsidiaries’ reputation, business, financial condition, results of operations, liquidity, and cash flows.
Other Legal Matters
There are various lawsuits, claims (including claims for asbestos exposure) and proceedings related to the Registrants’ normal business operations pending against them or their subsidiaries. The loss or range of loss in these matters is not expected to be material to the Registrants. The other potentially material items not otherwise discussed above are described under Note 13., “Regulatory Matters” of the Combined Notes to Financial Statements of the Registrants.
The Registrants accrue legal liabilities only when it concludes that it is probable that it has an obligation for such costs and can reasonably estimate the amount of such costs. In cases where the Registrants determine that it is not probable, but reasonably possible that they have a material obligation, they disclose such obligations and the possible loss or range of loss if such estimate can be made. If it were ultimately determined that the Registrants have legal liability or are otherwise made subject to liability based on any of the matters referenced above, it could have a material adverse effect on the Registrants’ financial condition, results of operations, and cash flows.